STRATUS FUND, INC.

                           INSTITUTIONAL CLASS SHARES


                         GOVERNMENT SECURITIES PORTFOLIO


                       SUPPLEMENT DATED OCTOBER 1, 2003 TO
                        PROSPECTUS DATED OCTOBER 31, 2002


         The discussion of the fundamental investment policies of Government Securities Portfolio appearing in the Prospectus under the heading "More Information About Investment Objectives and Strategies - Government Securities Portfolio" is amended to read in its entirety as follows:

Fundamental Investment Policies
-------------------------------

         The investment objective of the Government Securities Portfolio, and its principal investment strategy of investing at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are both fundamental policies that may not be changed without shareholder approval.


THIS INFORMATION SUPPLEMENTS THE PROSPECTUS OF STRATUS FUND, INC. DATED OCTOBER 31, 2002. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




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                               STRATUS FUND, INC.

                              RETAIL CLASS A SHARES


                         GOVERNMENT SECURITIES PORTFOLIO


                       SUPPLEMENT DATED OCTOBER 1, 2003 TO
                        PROSPECTUS DATED OCTOBER 31, 2002



         The discussion of the fundamental investment policies of Government Securities Portfolio appearing in the Prospectus under the heading "More Information About Investment Objectives and Strategies - Government Securities Portfolio" is amended to read in its entirety as follows:

Fundamental Investment Policies
-------------------------------

         The investment objective of the Government Securities Portfolio, and its principal investment strategy of investing at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are both fundamental policies that may not be changed without shareholder approval.


THIS INFORMATION SUPPLEMENTS THE PROSPECTUS OF STRATUS FUND, INC. DATED OCTOBER 31, 2002. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STRATUS FUND, INC.


                         GOVERNMENT SECURITIES PORTFOLIO
                                GROWTH PORTFOLIO


                       SUPPLEMENT DATED OCTOBER 1, 2003 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2002


         The following is added as the last sentence of the first full paragraph appearing under the heading "Investment Advisory and Other Services - Administrator" in the Statement of Additional Information:

         The address of the Administrator is 6811 S. 27th Street, Lincoln, NE 68512.

         The following is added as the last sentence of the paragraph appearing under the heading "Investment Advisory and Other Services - Custodian" in the Statement of Additional Information:

         The address of the Custodian is 6811 S. 27th Street, Lincoln, NE 68512.


THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION OF STRATUS FUND, INC. DATED OCTOBER 31, 2002. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.